GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 16:-	GEOGRAPHIC INFORMATION

a.	Summary information about geographic areas:

The Group manages its business on a basis of one reportable segment (see Note 1 for a brief description of the Group's business). The data is presented in accordance with ASC 280, "Segment Reporting". Revenues in the table below are attributed to geographical areas based on the location of the end customers.

The following presents total revenues for the years ended December 31, 2014, 2015 and 2016 and long-lived assets as of December 31, 2014, 2015 and 2016.

	2014		2015		2016
	Total	Long- lived	Total	Long- lived	Total	Long- lived
	revenues	assets	revenues	assets	revenues	assets

Israel	$7,994	$3,576	$6,414	$3,836	$6,061	$3,625
Americas, principally U.S.	76,429	141	72,079	96	74,161	95
Europe	43,989	56	38,873	79	39,134	68
Far East	23,167	83	22,393	79	26,215	79

	$151,579	$3,856	$139,759	$4,090	$145,571	$3,867

b.	Product lines:

Total revenues from external customers divided on the basis of the Company's product lines are as follows:

	Year Ended December 31,
	2014	2015	2016

Technology	$19,680	$15,965	$13,649
Networking	131,899	123,794	131,922

	$151,579	$139,759	$145,571